RELATED PARTY TRANSACTIONS - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 20, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Repurchase of ordinary shares (in shares)	4,890,000	2,041,836	432,650
Repurchase of ordinary shares	$ 19,560	$ 5,825	$ 1,906	$ 19,561
Interest expense incurred on promissory note				488
Rental expense		4,165	3,094	1,929
Injection of capital received from Mr. Zhu Hong Gang		156
Amounts due from related parties		1,938	3,494
Amounts due to related parties		13,310	4,460
Controlling shareholder
Related Party Transaction [Line Items]
Repurchase of ordinary shares (in shares)	4,890,000
Repurchase of ordinary shares	19,560
Percentage of interest on promissory note	4.75%
Interest expense incurred on promissory note				488
Rental expense			853	743
Chongqing Changhui Culture Co., Ltd.
Related Party Transaction [Line Items]
Deposit received from Chongqing Changhui for advertisement placement			159
Amounts due from related parties		1,133	1,403
Amounts due to related parties		169
Mr. Zhu Hong Gang
Related Party Transaction [Line Items]
Injection of capital received from Mr. Zhu Hong Gang		162
Advertisement fees received by Mr. Zhu Hong gang on behalf of the group		346
Amounts due from related parties			346
Amounts due to related parties		164	162
Aegis Media
Related Party Transaction [Line Items]
Royalty fee for Aegis Media incurred by Vizeum		1,191	799
Amounts due from related parties		571	1,723
Amounts due to related parties		$ 12,226	$ 4,092